Subsequent Event (Detail Textuals)			1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Jul. 11, 2018 USD ($)	Jul. 03, 2018 USD ($) Job	Dec. 18, 2017 USD ($) shares	Aug. 31, 2017 shares	Mar. 28, 2016 USD ($)	Feb. 28, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues					$ 10,000,000			$ 1,480,001	$ 11,975,590	$ 10,000,000
Delaware Board of Trade Holdings, Inc. ("DBOT")
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares				187,970
Stock Purchase Agreement | Delaware Board of Trade Holdings, Inc. ("DBOT")
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares			2,543,546				3,543,546
Stock Issued During Period, Value, New Issues			$ 1,627,869				$ 2,267,869
Subsequent Event | Stock Purchase Agreement | Delaware Board of Trade Holdings, Inc. ("DBOT")
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares						1,000,000
Stock Issued During Period, Value, New Issues						$ 640,000
Subsequent Event | Chain Valley, in Connecticut
Subsequent Event [Line Items]
Amount of project cost		$ 283,000,000
Number of expected jobs created | Job		330
Expected term of project		5 years
Subsequent Event | Chain Valley, in Connecticut | Purchase and Sale Agreement (the "P&S Agreement")
Subsequent Event [Line Items]
Payments for Deposits	$ 520,000
Total purchase price in asset acquisition	$ 5,200,000
Number of days for closing of agreement subject to typical closing conditions	30 days
Subsequent Event | Chain Valley, in Connecticut | Promissory note | Assistance Agreement (the "Assistance Agreement")
Subsequent Event [Line Items]
Total purchase price in asset acquisition	$ 10,000,000
Maximum percentage of project cost as aggregate principal of funding	50.00%
Forgiveness of promissory note after meet conditions	$ 10,000,000